Document And Entity Information	May 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2024
Entity Registrant Name	SCOTT'S LIQUID GOLD-INC.
Entity Central Index Key	0000088000
Entity Emerging Growth Company	false
Entity File Number	001-13458
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	84-0920811
Entity Address, Address Line One	720 S. Colorado Blvd., PH N
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80246
City Area Code	(303)
Local Phone Number	373-4860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE